Income Tax Expense	6 Months Ended
Jun. 30, 2026
Income Tax Expense
Income Tax Expense

Note 19 - Income Tax Expense

Income tax expense for the periods ended June 30, 2026 and 2025 was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Current income tax expense	$68.8	$31.4	$161.4	$82.1
Deferred income tax expense	36.1	37.2	69.8	46.3
Income tax expense	$104.9	$68.6	$231.2	$128.4

Canada Revenue Agency Audit

The Company reached a settlement with the Canada Revenue Agency in respect of its tax dispute in connection with the 2013-2019 taxation years, as referenced in Note 25.